REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 90,737	$ 93,521
Net Income (Loss)	(1,351)	331
Dividend from AU10TIX	0	(3,078)
Other Comprehensive Income - Translation adjustment	236	(37)
Balance as of the end of the period	$ 89,622	$ 90,737